Long-term borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Instrument
Proceeds from long-term borrowings			$ 420,417	¥ 2,890,575
Term and Revolving Credit Facilities
Debt Instrument
Term (in years)		5 years
Maximum borrowing capacity under facilities		$ 1,000,000
Number of arrangers | item		24
Proceeds from long-term borrowings	$ 450,000
Term and Revolving Credit Facilities | LIBOR
Debt Instrument
Basis Spread (as a percent)		1.15%